CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Apr. 28, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 10	¥ 64			¥ 64
- Cash at bank	5,029	32,474			2,386
Cash and cash equivalents	$ 5,039	¥ 32,538	¥ 263	$ 379	¥ 2,450	¥ 3,013	¥ 3,444